SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (50,516)	$ (40,593)
Income tax receivable	2,181	(5,935)
Contract assets	(178,224)	(162,886)
Inventories	(12,197)	(48,408)
Deposits, prepaids and other assets	3,063	(18,745)
Accounts payable and accrued liabilities	(69,923)	129,239
Income tax payable	5,126	(10,178)
Contract liabilities	14,944	43,290
Provisions	4,840	5,775
Foreign exchange and other	5,070	(965)
Change in non-cash operating working capital	$ (275,636)	$ (109,406)